Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
12	LEASES

Operating leases

The Group leases properties and other equipment that are classified as operating leases. The majority of the Group’s operating leases expire at various dates though 2036.

Future minimum operating lease payments as of December 31, 2022 and 2023 are summarized as follow:

December 31, 2022
2023	9,630
2024	4,350
2025	4,350
2026	4,350
2027	4,350
Thereafter	38,100
Total	65,130

December 31, 2023
2024	3,736
2025	3,300
2026	3,300
2027	3,300
2028	3,300
Thereafter	26,400
Total	43,336

Rental expenses were approximately RMB2,148, RMB5,243, and RMB9,622 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group did not sublease any of its operating leases for the years presented.